SIGNIFICANT ACCOUNTING POLICIES - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Proportion of Ownership Interest (in percent)	50.00%
Austin American Corporation
SIGNIFICANT ACCOUNTING POLICIES
Proportion of Ownership Interest (in percent)	100.00%	100.00%